Derivative financial instruments and market risks - Summary of Fair Value of Derivative Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	€ 9	€ 0	€ 0
Current assets	114
Total assets	123
Non-current liabilities	(96)	(121)	(164)
Current liabilities	(113)
Total liabilities	(209)
Financial instruments designated as hedging instruments, at fair value	(86)	(241)	(90)
Currency derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	6
Current assets	99
Total assets	105
Non-current liabilities	(15)
Current liabilities	(113)
Total liabilities	(128)
Financial instruments designated as hedging instruments, at fair value	(23)	(113)	75
operating
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	40
Total assets	40
Non-current liabilities	0
Current liabilities	(68)
Total liabilities	(68)
Financial instruments designated as hedging instruments, at fair value	(28)	(30)	22
financial
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	6
Current assets	59
Total assets	65
Non-current liabilities	(15)
Current liabilities	(45)
Total liabilities	(60)
Financial instruments designated as hedging instruments, at fair value	5	(83)	53
Interest rate derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	2
Current assets	0
Total assets	2
Non-current liabilities	(81)
Current liabilities	0
Total liabilities	(81)
Financial instruments designated as hedging instruments, at fair value	(79)	(128)	(165)
Equity derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	1
Current assets	15
Total assets	16
Non-current liabilities	0
Current liabilities	0
Total liabilities	0
Financial instruments designated as hedging instruments, at fair value	€ 16	€ 0	€ 0